Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment as of March 31, 2024 and December 31, 2023 are summarized as follows:

	March 31, 2024	December 31, 2023
	(Unaudited)
Land	$347,856	$363,416
Construction-in-Progress	7,400,000	7,400,000
Buildings and leasehold improvements	2,222,222	2,227,431
Machinery and equipment	1,133,899	1,138,675
Office equipment	167,575	174,797
	11,271,552	11,304,319
Less: accumulated depreciation	(3,322,402)	(3,335,041)
Property and equipment, net	$7,949,150	$7,969,278

Construction-in-progress consists of the property recently acquired in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company acquired 20% of the ownership of certain property and a parcel of the land, with a view to jointly develop the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is US$37,000,000; based on the Company’s 20% ownership, the Company acquired the value of US$7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the Property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments.

The asset ownership certification is in the application process. However, the Company’s ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

The Construction-in-progress is planned to finish before the end of 2024.

Depreciation expenses were $1,286 and $6,493 for three months ended March 31, 2024 and 2023, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Land	$363,416	$361,193
Construction-in-Progress	7,400,000	-
Buildings and leasehold improvements	2,227,431	2,226,687
Machinery and equipment	1,138,675	1,116,789
Office equipment	174,797	173,766
	11,304,319	3,878,435
Less: accumulated depreciation	(3,335,041)	(3,304,457)
Property and equipment, net	$7,969,278	$573,978

Construction-in-progress consists of the property recently acquired in Chengdu, China. The Company entered into a cooperation agreement on August 14, 2023, with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”). Pursuant thereto, the Company acquired 20% of the ownership of certain property and a parcel of the land, with a view to jointly develop the property into a healthcare center for senior living, long-term care, and medical care in the areas of ABVC’s special interests, such as Ophthalmology, Oncology, and Central Nervous Systems. The plan is to establish a base for the China market and global development of these interests.

The valuation of such property is US$37,000,000; based on the Company’s 20% ownership, the Company acquired the value of US$7,400,000. In exchange, the Company issued to Zhonghui an aggregate of 370,000 shares (the “Shares”) of common stock, at a per share price of $20.0. The Shares are subject to a lock-up period of one year following the closing date of the transaction. In addition, the parties agreed that, after one year following the closing of the transaction, if the market value of the Shares or the value of the Property increases or decreases, the parties will negotiate in good faith to make reasonable adjustments.

The asset ownership certification is in the application process. However, the Company’s ownership rights to the property and the associated land parcel, or a suitable replacement property, are safeguarded under the terms of the cooperation agreement, which is legally binding and enforceable.

The Construction-in-progress is planned to finish before the end of 2024.

Depreciation expenses were $28,531 and $23,799 for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, Land with book value amounted to approximately $363,416 and $361,193, respectively, were pledged for obtaining bank loan (see Notes 9 Bank loans).